SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of financial assets receivables (Details) $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Financial assets receivable	¥ 292,342,000
Allowance for credit losses for financial assets receivable	0		¥ 0
Financial assets receivable, net	¥ 292,342,000	$ 42,386